Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	€ 85,713	€ 118,925
Financial asset - current	17,000
Prepayments and other receivables	3,821	1,538
Other taxes	621	523
Total current assets	107,155	120,986
Property, plant and equipment	16,721	16,897
Total assets	123,876	137,883
Equity
Equity attributable to owners of the Company	34,821	41,390
Total equity	34,821	41,390
Current liabilities
Borrowings	4,365
Lease liabilities	1,488	1,614
Derivative financial instruments	379	311
Trade payables	331	1,541
Social securities and other taxes	1,362	1,659
Deferred income	20,567	20,569
Other current liabilities	5,927	8,509
Total current liabilities	34,419	34,203
Borrowings		4,292
Lease liabilities	13,373	13,828
Deferred income	41,263	44,170
Total liabilities	89,055	96,493
Total equity and liabilities	€ 123,876	€ 137,883